Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2019
Distribution Date:	8/15/2019

This report contains information regarding Scotiabank’s Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 475,000,000	1.31486	$624,557,500	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.53760	$1,922,000,000	January 11, 2024	0.250%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$27,187,994,100

OSFI Covered Bond Limit			$42,138,984,421

Series Ratings	Moody’s	Fitch	DBRS
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency;
for AUD, BTA Institutional Services Australia Limited; for CHF,Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2019
Distribution Date:	8/15/2019

Supplementary Information (continued)
	Moody’s	Fitch	DBRS	S&P
Scotiabank’s Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody’s	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody’s	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody’s	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody’s	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody’s	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody’s	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody’s	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

2

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2019
Distribution Date:	8/15/2019

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$27,187,994,100

A = Lesser of (i) LTV Adjusted Loan Balance and			34,620,168,493		A (i)	36,476,979,196
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	34,620,168,493
B = Principal Receipts up to Calculation Date not otherwise applied			271,175,690		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			376,998,292
Total:A + B + C + D + E - F			34,514,345,891

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			105.7%

Valuation Calculation (1)

Trading Value of Covered Bond(4)			28,027,889,068

A = lesser of (i) Present Value of outstanding loan balance of			36,292,553,111
Performing Eligible Loans(5) and (ii) 80% of Market Value of			-
properties securing Performing Eligible Loans			-
B = Principal Receipts up to Calculation Date not otherwise applied			271,175,690
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)			-
F = Trading Value of Swap Collateral			-
Total:A + B + C + D + E + F			36,563,728,802

Intercompany Loan Balance

Guarantee Loan			28,437,388,494
Demand Loan			9,271,647,425
Total			37,709,035,919

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
July 31, 2019	N/A		N/A

Portfolio Flow of Funds

	7/31/2019		6/28/2019
Cash Inflows
Principal Receipts	611,684,407.81		484,092,739.07
Sale of Loans	416,281,315.38		94,321,254.23
Revenue Receipts	109,652,722.26		91,476,040.82
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(109,627,613.07)	(7)	(91,216,334.72)	(8)
Purchase of Loans	(65,038,892.14)		(36,729,358.97)
Intercompany Loan Repayment	(962,926,831.05)	(7)	(541,684,634.33)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(82.93)		(929.37)
Net Inflows/(Outflows)	25,026.26		258,776.73

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.2534%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2018 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on August 19th, 2019.

(8) This amount was paid out on July 17th, 2019.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

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Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2019
Distribution Date:	8/15/2019

Portfolio Summary Statistics

Previous Month Ending Balance	$ 37,443,180,012
Current Month Ending Balance (1)	$ 36,477,413,023
Number of Mortgage Loans in Pool	168,663
Average Loan Size	$216,274
Number of Primary Borrowers	146,039
Number of Properties	150,658

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.35%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.07%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	74.72%
Weighted Average Seasoning of Loans in the Portfolio	28.28	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.00%
Weighted Average Original Term of Loans in the Portfolio	55.28	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	27.00	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	33.15	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	168,524	99.92%	36,436,808,373	99.89%
30 to 59 Days Past Due	112	0.07%	31,723,570	0.09%
60 to 89 Days Past Due	27	0.02%	8,881,080	0.02%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	168,663	100.00%	36,477,413,023	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	19,121	11.34%	4,415,429,759	12.10%
British Columbia	24,052	14.26%	6,960,711,201	19.08%
Manitoba	3,073	1.82%	442,813,279	1.21%
New Brunswick	3,884	2.30%	381,965,704	1.05%
Newfoundland	4,060	2.41%	567,524,907	1.56%
Northwest Territories	55	0.03%	11,097,042	0.03%
Nova Scotia	5,897	3.50%	744,594,476	2.04%
Nunavut	-	0.00%	-	0.00%
Ontario	90,013	53.37%	20,049,955,151	54.97%
Prince Edward Island	812	0.48%	87,422,814	0.24%
Quebec	12,486	7.40%	1,839,725,480	5.04%
Saskatchewan	4,933	2.92%	924,369,554	2.53%
Yukon	277	0.16%	51,803,655	0.14%
Total	168,663	100.00%	36,477,413,023	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,081	1.23%	405,391,292	1.11%
599 or less	1,197	0.71%	241,835,368	0.66%
600 - 650	2,795	1.66%	605,625,167	1.66%
651 - 700	9,162	5.43%	2,008,072,035	5.50%
701 - 750	19,546	11.59%	4,487,552,035	12.30%
751 - 800	29,798	17.67%	6,845,666,445	18.77%
801 and Above	104,084	61.71%	21,883,270,681	59.99%
Total	168,663	100.00%	36,477,413,023	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan,or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

4

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2019
Distribution Date:	8/15/2019

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	132,230	78.40%	26,748,550,875	73.33%
Variable	36,433	21.60%	9,728,862,148	26.67%
Total	168,663	100.00%	36,477,413,023	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	134,108	79.51%	26,373,957,103	72.30%
Non-STEP	34,555	20.49%	10,103,455,921	27.70%
Total	168,663	100.00%	36,477,413,023	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	11,974	7.10%	2,601,161,671	7.13%
Owner Occupied	156,689	92.90%	33,876,251,353	92.87%
Total	168,663	100.00%	36,477,413,023	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	23,449	13.90%	5,992,915,913	16.43%
2.5000 - 2.9999	73,669	43.68%	14,640,268,354	40.14%
3.0000 - 3.4999	40,959	24.28%	8,906,065,251	24.42%
3.5000 - 3.9999	29,651	17.58%	6,790,361,842	18.62%
4.0000 - 4.4999	470	0.28%	71,542,250	0.20%
4.5000 - 4.9999	277	0.16%	42,673,932	0.12%
5.0000 - 5.4999	36	0.02%	4,372,445	0.01%
5.5000 and Above	152	0.09%	29,213,037	0.08%
Total	168,663	100.00%	36,477,413,023	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	17,296	10.25%	1,317,122,352	3.61%
20.01-25.00	6,989	4.14%	946,599,915	2.60%
25.01-30.00	8,394	4.98%	1,351,914,806	3.71%
30.01-35.00	10,446	6.19%	1,932,860,345	5.30%
35.01-40.00	12,751	7.56%	2,650,553,806	7.27%
40.01-45.00	14,875	8.82%	3,310,715,589	9.08%
45.01-50.00	16,990	10.07%	3,996,774,063	10.96%
50.01-55.00	17,730	10.51%	4,357,579,664	11.95%
55.01-60.00	16,134	9.57%	4,124,629,373	11.31%
60.01-65.00	14,421	8.55%	3,762,148,056	10.31%
65.01-70.00	11,939	7.08%	3,076,600,921	8.43%
70.01-75.00	9,852	5.84%	2,614,800,855	7.17%
75.01-80.00	8,265	4.90%	2,261,277,888	6.20%
80.01-90.00	2,245	1.33%	667,399,323	1.83%
90.01-100.00	269	0.16%	88,497,488	0.24%
Over 100.00	67	0.04%	17,938,578	0.05%
Total	168,663	100.00%	36,477,413,023	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

5

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2019
Distribution Date:	8/15/2019

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	28,790	17.07%	5,000,462,733	13.71%
12.00 - 23.99	47,627	28.24%	9,480,467,768	25.99%
24.00 - 35.99	54,029	32.03%	12,611,896,298	34.57%
36.00 - 41.99	14,299	8.48%	3,644,026,367	9.99%
42.00 - 47.99	9,857	5.84%	2,497,047,775	6.85%
48.00 - 53.99	10,160	6.02%	2,524,262,507	6.92%
54.00 - 59.99	3,291	1.95%	578,165,876	1.58%
60.00 - 65.99	443	0.26%	111,269,724	0.31%
66.00 - 71.99	36	0.02%	6,976,885	0.02%
72.00 and Above	131	0.08%	22,837,091	0.06%
Total	168,663	100.00%	36,477,413,023	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	44,913	26.63%	2,666,097,145	7.31%
100,000 - 149,999	27,399	16.24%	3,426,669,438	9.39%
150,000 - 199,999	24,392	14.46%	4,252,090,062	11.66%
200,000 - 249,999	19,693	11.68%	4,414,382,562	12.10%
250,000 - 299,999	14,700	8.72%	4,018,363,385	11.02%
300,000 - 349,999	10,090	5.98%	3,267,538,147	8.96%
350,000 - 399,999	7,220	4.28%	2,696,100,934	7.39%
400,000 - 449,999	5,004	2.97%	2,120,433,202	5.81%
450,000 - 499,999	3,885	2.30%	1,839,718,379	5.04%
500,000 - 549,999	2,760	1.64%	1,446,457,854	3.97%
550,000 - 599,999	2,126	1.26%	1,219,855,564	3.34%
600,000 - 649,999	1,583	0.94%	987,023,574	2.71%
650,000 - 699,999	1,143	0.68%	770,759,480	2.11%
700,000 - 749,999	836	0.50%	605,015,308	1.66%
750,000 - 799,999	637	0.38%	493,316,222	1.35%
800,000 - 849,999	527	0.31%	434,129,665	1.19%
850,000 - 899,999	409	0.24%	358,206,155	0.98%
900,000 - 949,999	320	0.19%	295,393,850	0.81%
950,000 - 999,999	235	0.14%	228,983,266	0.63%
1,000,000 or Greater	791	0.47%	936,878,833	2.57%
Total	168,663	100.00%	36,477,413,023	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	27,354	16.22%	5,525,546,199	15.15%
Single Family	135,758	80.49%	29,696,152,560	81.41%
Multi Family	4,882	2.89%	1,123,169,860	3.08%
Other	669	0.40%	132,544,405	0.36%
Total	168,663	100.00%	36,477,413,023	100.00%
6

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2019
Distribution Date:	8/15/2019

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	64,413,501	48,310,247	63,464,191	82,671,431	114,680,352	126,133,191	193,641,147	249,391,383	346,209,090	431,628,075	491,294,969	860,415,077	999,011,548	308,077,912	33,167,884	2,919,761	4,415,429,759	12.10%
Alberta	Current and Less Than 30 Days Past Due	64,413,501	48,310,247	63,464,191	82,671,431	114,680,352	125,919,950	193,468,088	249,062,507	345,632,158	431,310,737	489,403,053	859,376,875	997,853,768	307,354,144	33,167,884	2,919,761	4,409,008,648	99.85%
Alberta	30 to 59 Days Past Due	-	-	-	-	-	213,242	173,059	328,875	576,932	317,339	619,355	1,038,202	1,157,780	723,768	-	-	5,148,551	0.12%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	1,272,560	-	-	-	-	-	1,272,560	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	335,324,268	217,087,749	316,013,986	458,191,719	638,661,117	781,882,385	891,118,062	800,658,453	754,819,012	686,158,484	466,789,709	278,077,916	198,368,134	127,440,026	4,913,793	5,206,389	6,960,711,201	19.08%
	Current and Less Than 30 Days Past Due	334,563,444	217,033,525	316,013,986	455,262,494	635,402,434	781,348,714	891,118,062	798,991,309	754,462,318	685,626,226	465,610,303	278,077,916	197,666,211	127,440,026	4,913,793	5,206,389	6,948,737,149	99.83%
British Columbia	30 to 59 Days Past Due	760,824	54,224	-	2,360,035	1,032,154	533,671	-	1,446,594	356,694	385,787	1,179,406	-	701,923	-	-	-	8,811,312	0.13%
British Columbia	60 to 89 Days Past Due	-	-	-	569,189	2,226,529	-	-	220,551	-	146,472	-	-	-	-	-	-	3,162,740	0.05%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,039,009	7,516,302	8,346,970	14,966,708	16,710,700	29,709,685	29,830,463	46,479,874	57,556,667	63,063,529	80,474,689	60,737,537	18,507,478	607,082	266,585	-	442,813,279	1.21%
Manitoba	Current and Less Than 30 Days Past Due	8,039,009	7,516,302	8,346,970	14,966,708	16,710,700	29,553,177	29,830,463	46,479,874	57,556,667	63,063,529	80,474,689	60,737,537	18,507,478	607,082	266,585	-	442,656,771	99.96%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	156,508	-	-	-	-	-	-	-	-	-	-	156,508	0.04%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	10,530,753	7,387,617	9,806,562	17,076,652	23,689,188	36,915,626	47,124,837	77,899,448	66,067,885	43,134,814	22,325,945	8,707,006	11,166,119	-	133,252	-	381,965,704	1.05%
New Brunswick	Current and Less Than 30 Days Past Due	10,530,753	7,387,617	9,739,989	17,076,652	23,689,188	36,755,865	47,061,007	77,810,165	65,891,836	43,134,814	22,325,945	8,707,006	11,166,119	-	133,252	-	381,410,207	99.85%
New Brunswick	30 to 59 Days Past Due	-	-	66,573	-	-	159,761	63,830	89,284	94,683	-	-	-	-	-	-	-	474,131	0.12%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	81,366	-	-	-	-	-	-	-	81,366	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	5,907,442	4,221,185	5,494,611	8,544,073	11,840,142	18,137,549	21,901,422	33,138,374	37,270,312	50,799,715	67,147,506	100,709,525	150,104,681	51,680,211	239,539	388,619	567,524,907	1.56%
Newfoundland	Current and Less Than 30 Days Past Due	5,907,442	4,221,185	5,494,611	8,544,073	11,840,142	18,137,549	21,901,422	33,138,374	37,270,312	50,799,715	66,505,913	100,157,090	149,762,342	51,454,850	239,539	388,619	565,763,179	99.69%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	248,920	281,256	81,361	225,361	-	-	836,898	0.15%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	392,673	271,179	260,978	-	-	-	924,830	0.16%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	481,646	102,895	295,009	300,228	1,033,900	1,204,930	1,174,608	1,986,377	1,338,715	1,675,980	1,047,079	234,197	221,478	-	-	-	11,097,042	0.03%
North West Territories	Current and Less Than 30 Days Past Due	481,646	102,895	295,009	300,228	1,033,900	1,204,930	1,174,608	1,986,377	1,338,715	1,675,980	1,047,079	234,197	221,478	-	-	-	11,097,042	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	16,688,196	11,286,367	15,104,562	22,330,309	33,527,146	45,731,188	61,957,260	100,024,438	94,854,388	110,011,092	132,559,617	76,021,180	24,498,733	-	-	-	744,594,476	2.04%
Nova Scotia	Current and Less Than 30 Days Past Due	16,688,196	11,286,367	15,104,562	22,330,309	33,485,659	45,731,188	61,957,260	99,916,073	94,491,666	109,773,891	132,559,617	76,021,180	24,498,733	-	-	-	743,844,701	99.90%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	41,487	-	-	108,365	362,722	237,201	-	-	-	-	-	-	749,775	0.10%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	815,170,472	594,058,393	851,851,773	1,210,857,795	1,652,705,652	2,067,867,343	2,475,436,942	2,636,241,474	2,318,210,477	1,993,783,517	1,444,132,652	996,313,016	764,074,893	174,509,532	48,766,227	5,974,993	20,049,955,151	54.97%
Ontario	Current and Less Than 30 Days Past Due	814,920,688	593,362,192	851,851,773	1,209,973,535	1,650,839,752	2,065,796,371	2,473,324,039	2,633,966,209	2,315,781,510	1,993,407,694	1,443,297,838	994,614,657	762,126,492	174,509,532	48,766,227	5,974,993	20,032,513,500	99.91%
Ontario	30 to 59 Days Past Due	51,576	696,201	-	812,499	1,865,900	1,733,686	2,007,039	1,152,134	2,428,967	375,823	387,196	1,698,359	1,573,799	-	-	-	14,783,180	0.07%
Ontario	60 to 89 Days Past Due	198,208	-	-	71,762	-	337,286	105,864	1,123,131	-	-	447,618	-	374,602	-	-	-	2,658,471	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,666,060	1,801,087	1,794,422	3,335,607	6,542,495	8,958,657	12,948,001	18,493,939	11,991,293	7,900,805	5,598,591	2,822,486	2,569,372	-	-	-	87,422,814	0.24%
Prince Edward Island	Current and Less Than 30 Days Past Due	2,666,060	1,801,087	1,794,422	3,335,607	6,542,495	8,958,657	12,948,001	18,438,018	11,991,293	7,900,805	5,598,591	2,822,486	2,569,372	-	-	-	87,366,894	99.94%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	55,920	-	-	-	-	-	-	-	-	55,920	0.06%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	37,872,965	39,677,138	56,729,743	83,187,244	102,810,891	130,204,068	161,994,133	204,546,718	240,743,553	264,007,096	270,074,906	182,575,405	56,260,110	4,995,982	596,712	3,448,816	1,839,725,480	5.04%
Quebec	Current and Less Than 30 Days Past Due	37,872,965	39,677,138	56,729,743	83,098,326	102,698,955	130,204,068	161,994,133	204,546,718	240,743,553	264,007,096	269,711,264	182,575,405	56,260,110	4,995,982	596,712	3,448,816	1,839,160,984	99.97%
Quebec	30 to 59 Days Past Due	-	-	-	88,918	-	-	-	-	-	-	363,641	-	-	-	-	-	452,560	0.02%
Quebec	60 to 89 Days Past Due	-	-	-	-	111,936	-	-	-	-	-	-	-	-	-	-	-	111,936	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	18,370,650	13,844,047	20,719,115	28,712,256	44,989,973	60,424,779	91,050,390	181,973,128	190,381,007	104,425,781	89,245,805	46,603,545	33,540,499	88,578	-	-	924,369,554	2.53%
Saskatchewan	Current and Less Than 30 Days Past Due	18,370,650	13,844,047	20,719,115	28,712,256	44,989,973	60,323,185	91,050,390	181,754,353	189,777,465	104,425,781	89,245,805	46,603,545	33,540,499	88,578	-	-	923,445,643	99.90%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	101,594	-	-	309,649	-	-	-	-	-	-	-	411,243	0.04%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	218,775	293,892	-	-	-	-	-	-	-	512,668	0.06%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,657,389	1,306,888	2,293,861	2,686,323	3,362,250	3,546,188	8,596,798	6,746,057	5,186,975	5,559,168	5,909,453	1,583,966	2,954,844	-	413,496	-	51,803,655	0.14%
Yukon	Current and Less Than 30 Days Past Due	1,657,389	1,306,888	2,293,861	2,686,323	3,362,250	3,546,188	8,596,798	6,746,057	5,186,975	5,559,168	5,909,453	1,583,966	2,954,844	-	413,496	-	51,803,655	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,317,122,352	946,599,915	1,351,914,806	1,932,860,345	2,650,553,806	3,310,715,589	3,996,774,063	4,357,579,664	4,124,629,373	3,762,148,056	3,076,600,921	2,614,800,855	2,261,277,888	667,399,323	88,497,488	17,938,578	36,477,413,023	100.00%
	Current and Less Than 30 Days Past Due	1,316,111,744	945,849,491	1,351,848,233	1,928,957,942	2,645,275,800	3,307,479,842	3,994,424,271	4,352,836,034	4,120,124,467	3,760,685,435	3,071,689,551	2,611,511,859	2,257,127,444	666,450,193	88,497,488	17,938,578	36,436,808,373	99.89%
	30 to 59 Days Past Due	812,400	750,425	66,573	3,261,452	2,939,541	2,741,953	2,243,928	3,181,172	4,129,647	1,316,149	2,798,519	3,017,817	3,514,863	949,129	-	-	31,723,570	0.09%
	60 to 89 Days Past Due	198,208	-	-	640,951	2,338,465	493,794	105,864	1,562,457	375,258	146,472	2,112,851	271,179	635,581	-	-	-	8,881,080	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for “All” Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5) The methodology used in this table aggregates STEP Loans secured by the same property.

7

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2019
Distribution Date:	8/15/2019

Portfolio Current Indexed LTV Distribution byFICO® 8 score
Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	19,174,808	15,663,081	19,744,403	32,670,956	28,214,649	33,253,249	35,660,321	34,570,877	41,856,890	38,169,819	36,387,998	30,219,241	32,375,165	6,340,687	495,697	593,451	405,391,292	1.11%
<=599	3,936,652	3,183,826	6,791,855	11,000,704	15,904,333	22,562,087	25,160,658	30,102,902	24,524,903	31,141,644	19,678,389	22,337,298	20,302,756	4,309,944	897,417	-	241,835,368	0.66%
600-650	8,129,320	11,453,840	15,000,566	20,970,599	40,827,736	45,415,078	56,371,141	84,902,851	76,429,385	69,385,893	60,395,344	53,401,108	49,715,814	11,545,744	1,680,749	-	605,625,167	1.66%
651-700	35,780,936	28,452,437	50,810,640	76,386,279	139,331,503	151,611,013	190,711,422	245,487,924	247,990,583	220,122,525	198,485,805	194,161,079	169,302,439	49,223,673	7,945,733	2,268,044	2,008,072,035	5.50%
701-750	93,255,628	84,539,379	113,895,783	184,384,418	256,150,691	357,682,368	478,606,681	519,261,966	511,300,481	519,238,575	451,853,393	398,203,975	395,436,381	103,051,088	17,961,456	2,729,772	4,487,552,035	12.30%
751-800	175,224,824	135,431,921	215,566,982	313,796,374	438,349,369	575,547,191	724,051,531	836,831,361	764,659,563	751,512,678	663,158,083	566,552,208	504,898,038	154,507,503	18,771,699	6,807,122	6,845,666,445	18.77%
>800	981,620,184	667,875,432	930,104,579	1,293,651,015	1,731,775,526	2,124,644,604	2,486,212,310	2,606,421,781	2,457,867,568	2,132,576,922	1,646,641,910	1,349,925,946	1,089,247,296	338,420,684	40,744,736	5,540,189	21,883,270,681	59.99%
Total	1,317,122,352	946,599,915	1,351,914,806	1,932,860,345	2,650,553,806	3,310,715,589	3,996,774,063	4,357,579,664	4,124,629,373	3,762,148,056	3,076,600,921	2,614,800,855	2,261,277,888	667,399,323	88,497,488	17,938,578	36,477,413,023	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

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